Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
(Loss) / Profit for the year	$ (79,340)	$ (30,271)	$ 31,880
Other comprehensive income:
Change in the fair value of cash flow hedge, net of tax	(1,775)	(3,736)	(737)
(Loss) gain on foreign exchange translation of subsidiaries	(1,003)	(483)	180
Change in the fair value of equity investments	3,647	(412)	417
Actuarial loss (gain) on post-employment benefit, net of tax	(324)	(1,271)	580
Other comprehensive (loss) / profit, net of tax	545	(5,902)	440
Total comprehensive loss	$ (78,795)	$ (36,173)	$ 32,320